Loans - Schedule of Loans (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 151,727	$ 127,568	$ 77,934
Loans current	39,336	26,777	27,817
Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	30,368	31,610	20,504
Loans current	8,557	9,896	7,579
Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	121,359	95,958	57,430
Loans current	30,779	16,881	20,238
Negotiable obligations [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	144,326	115,310	71,931
Loans current	20,828	8,760	12,031
Negotiable obligations [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	29,640	29,194	19,280
Loans current	$ 5,753	4,400	2,050
Negotiable obligations [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	16.50%
Maturity Year	2018
Negotiable obligations [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	28.57%
Maturity Year	2024
Negotiable obligations [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 114,686	86,116	52,651
Loans current	$ 15,075	4,360	9,981
Negotiable obligations [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%
Maturity Year	2018
Negotiable obligations [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Maturity Year	2047
Loans [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 728	2,416	1,224
Loans current	$ 2,794	1,459	792
Loans [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	20.00%
Maturity Year	2018
Loans [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	26.41%
Maturity Year	2020
Loans [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 6,290	7,934	3,740
Loans current	$ 4,588	3,591	1,841
Loans [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.80%
Maturity Year	2018
Loans [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.13%
Maturity Year	2021
Account Overdraft [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	29.50%
Maturity Year	2018
Loans Noncurrent	$ 0	0	0
Loans current	10	4,037	4,737
Export Pre financing [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	383	1,908	1,039
Loans current	$ 6,521	6,491	3,680
Export Pre financing [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.50%
Maturity Year	2018
Export Pre financing [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.22%
Maturity Year	2019
Imports Financing [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2018
Loans Noncurrent	$ 0	0	0
Loans current	$ 4,595	$ 2,439	$ 4,736
Imports Financing [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.60%
Imports Financing [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.26%